Lease obligations (Detail Textuals) $ in Thousands				12 Months Ended
	Jun. 01, 2022 CAD ($)	Dec. 31, 2020 CAD ($)	Nov. 01, 2019 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 17, 2020	Nov. 01, 2018 CAD ($)
Disclosure of initial application of standards or interpretations [line items]
Term of agreement		10 years
Discount rate used in lease obligations				5.00%
Reduced sublease rent per annum		$ 87
Cash outflow for leases				$ 355	$ 316
Marley Drug Inc [Member]
Disclosure of initial application of standards or interpretations [line items]
Area of retail space						3,280
Sublease Agreement With Gvi [Member]
Disclosure of initial application of standards or interpretations [line items]
Term of agreement			3 years	3 years
Sublease rent upto 30th April, 2016		170
Sublease rent from 1st May, 2016		$ 212					$ 306
Reduced sublease rent per annum			$ 238
Extended sublease rent per annum	$ 222
Sublease Agreement With Marley Drug [Member]
Disclosure of initial application of standards or interpretations [line items]
Term of agreement	5 years
Sublease rent from 1st May, 2016	$ 97
Discount rate used in lease obligations	5.00%					3.00%